Operating Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Operating Leases [Abstract]
OPERATING LEASES

NOTE 12 — OPERATING LEASES

The Company has entered into commercial operating lease with an independent third party for the use of an office in Hong Kong. The lease has original terms exceeding 1 year, but not more than 3 years with an option to renew for a further term of 3 years. The operating lease is included in “Right-of-use assets, net” on the condensed consolidated balance sheets and represented the Company’s right to use the underlying assets during the lease term. The Company’s obligation to make lease payments are included in “Operating lease liabilities” on the condensed consolidated balance sheets.

Supplemental balance sheet information related to operating leases was as follows:

	As of
	September 30, 2024	December 31, 2023
Operating lease:
Right-of-use asset	$12,618,789	$12,512,585
Less: accumulated amortization	(2,447,706)	(1,004,432)
Right-of-use asset, net	$10,171,083	$11,508,153

Lease liabilities:
Current lease liabilities	$1,295,842	$1,229,329
Non-current lease liabilities	9,718,742	10,646,053
Total lease liabilities:	$11,014,584	$11,875,382

Operating lease expense for the three months ended September 30, 2024 and 2023 was $643,708 and $640,920, respectively, is included in other general and administrative expenses in the unaudited condensed consolidated statements of operations and comprehensive loss.

Operating lease expense for the nine months ended September 30, 2024 and 2023 was $1,927,851 and $854,470, respectively, is included in other general and administrative expenses in the unaudited condensed consolidated statements of operations and comprehensive loss.

Other supplemental information about the Company’s operating lease as of September 30, 2024 and December 31, 2023 are as follow:

	As of
	September 30, 2024	December 31, 2023
Weighted average discount rate	6.58%	6.58%
Weighted average remaining lease term (years)	4.67	5.42

Maturities of operating lease liabilities as of September 30, 2024 were as follows:

For the year ending September 30,	Operating lease
2025	$1,951,717
2026	2,373,467
2027	3,216,968
2028	3,216,968
2029	2,144,645
Total minimum lease payments	12,903,765
Less: imputed interest	(1,889,181)
Future minimum lease payments	$11,014,584

NOTE 15 — LEASE

Operating lease right-of-use (“ROU”) asset and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU asset represents the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Generally, the implicit rate of interest (“discount rate”) in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives.

During the year ended December 31, 2023, the Company has entered into a commercial operating lease with an independent third party for the use of an office in Hong Kong. The lease has an original term exceeding 1 year, but not more than 3 years with an option to renew a further term of 3 years. At lease inception, after consideration, the Company was certain that the renewal option would be exercised, after the original term. The operating lease is included in “Right-of-use asset, net” on the consolidated balance sheets and represents the Company’s right to use the underlying asset during the lease term. The Company’s obligation to make lease payments are included in “Lease liabilities” on the consolidated balance sheets.

Supplemental balance sheet information related to the operating lease was as follows:

As of December 31, 2023
Operating lease:
Right-of-use asset	12,512,585
Less: accumulated depreciation	(1,004,432)
Right-of-use asset, net	$11,508,153

Lease liabilities:
Current lease liabilities	1,229,329
Non-current lease liabilities	10,646,053
Total lease liabilities	$11,875,382

Operating lease expense for the years ended December 31, 2023 and 2022 was $1,496,286 and nil, respectively, is included in other general and administrative expenses in the consolidated statements of operations and comprehensive loss.

Other supplemental information about the Company’s operating lease as of December 31, 2023 are as follow:

Weighted average discount rate	6.58%
Weighted average remaining lease term (years)	5.42

Maturities of operating lease liabilities as of December 31, 2023 were as follows:

For the year ended December 31,	Operating lease

2024	$1,942,181
2025	1,942,181
2026	2,676,638
2027	3,201,250
2028	3,201,250
Thereafter	1,333,854
Total minimum lease payments	14,297,354
Less: imputed interest	(2,421,972)
Total operating lease liabilities	$11,875,382